Investments in Associates (Tables)	12 Months Ended
Jun. 30, 2019
Interest in Other Entities [Abstract]
Movement In Investments In Associates
The movement in the investments in associates during the year is as follows:

	SA rand
Figures in million	2019	2018

Balance at beginning of year	84	46
Redemption of preference shares	(32)	—
Share of profit/(loss) in associate	59	54
Impairment loss[1]	—	(16)

Balance at end of year	110	84
[1]The impairment in 2018 relates to Rand Refinery. The recoverable amount of R84 million was determined using a pre-tax discount rate of 15.7%.